Note 14 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 185,356	$ 538,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	12,300	8,237
Restricted Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total	0
Employee Stock Option [Member]
Payments For Stock Options Exercised	$ 85,000	$ 95,000
Restricted Stock Units (RSUs) [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures, Total	11,351	5,825
Allocated Share-based Compensation Expense, Total	$ 286,000	$ 196,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 453,000
Retirement Plan [Member]
Defined Contribution Plan Employer Voluntary Matching Bank Contribution	50.00%	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 306,000	$ 258,000
Retirement Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan Annual Vesting Percentage	20.00%
Retirement Plan [Member] | Liberty Bank, N.A. [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	3 years
Directors Retirement Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	5 years
Retirement Benefits Term	10 years
Postretirement Benefits Percentage of Compensation	25.00%
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 504,000	912,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 98,000	$ 110,000
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	160,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Shares, Outstanding, Ending Balance	7,450
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	224,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	201,708
Omnibus Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost, Total	$ 215,000	$ 0